Acquisition of Subsidiaries - Summary of Amounts Recognized in Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jul. 10, 2018	Apr. 24, 2018	Feb. 27, 2018	Dec. 31, 2017	[1]
Disclosure Of Business Combinations [Line Items]
Identifiable intangible assets (note 11)	$ 3,413,705
Goodwill	5,265,980				$ 2,805,210
BetEasy
Disclosure Of Business Combinations [Line Items]
Financial assets				$ 29,062
Property and equipment				6,079
Identifiable intangible assets (note 11)	102,406			102,406
Financial liabilities				(59,327)
Deferred tax liability			$ (19,400)	(19,444)
Total identifiable assets				58,776
Fair value of this non-controlling interest				(956)
Goodwill				59,887
Total consideration			229,200	117,707
Cash consideration:
Cash				117,707
Less: Cash and cash equivalent balances acquired				(17,003)
Net cash outflow arising on acquisition				100,704
Cash				117,707
Less: Cash and cash equivalent balances acquired				(17,003)
Net cash outflow arising on acquisition				$ 100,704
TSGA
Disclosure Of Business Combinations [Line Items]
Financial assets			41,142
Property and equipment			2,048
Identifiable intangible assets (note 11)	267,346		267,346
Financial liabilities			(71,024)
Deferred tax liability			(76,600)
Total identifiable assets			162,912
Goodwill			78,290
Total consideration			241,202
Cash consideration:
Cash			241,202
Less: Cash and cash equivalent balances acquired			(32,352)
Net cash outflow arising on acquisition			208,850
Cash			241,202
Less: Cash and cash equivalent balances acquired			(32,352)
Net cash outflow arising on acquisition			$ 208,850
SBG
Disclosure Of Business Combinations [Line Items]
Financial assets		$ 416,359
Property and equipment		18,086
Identifiable intangible assets (note 11)	$ 3,043,953	3,043,953
Deferred tax liability		(514,278)
Total identifiable assets		808,695
Goodwill		2,431,100
Total consideration		3,239,795
Non-cash consideration:
Common Shares Issued		1,381,044
Cash consideration:
Cash		1,858,751
Less: Cash and cash equivalent balances acquired		(304,053)
Net cash outflow arising on acquisition		1,554,698
Total consideration, net of cash acquired		2,935,742
Cash		1,858,751
Less: Cash and cash equivalent balances acquired		(304,053)
Net cash outflow arising on acquisition		1,554,698
Other financial liabilities		(394,177)
Derivatives		(5,031)
Shareholder loans		(663,407)
Long-term debt		(1,080,478)
Preferred shares		(10,879)
Other non-current liabilities		$ (1,453)

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.